Birmiwal Investment Trust

5270 Highland Drive

Bellevue, WA 98006

August 3, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Bimiwal Investment Trust (the "Registrant")

       File Nos. 333-102801 and 811-21289

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 1, which was filed with the Commission on July 29, 2004, and (ii) that Post-Effective Amendment No. 1 has been filed electronically with the Commission.

Very truly yours,

/s/ Kailash Birmiwal

Kailash Birmiwal

President